TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 10	$ 22	$ 11
Deferred	(334)	(18)	35
Taxes on income, net, as reported in the statements of operations	(325)	4	46
Domestic
Foreign	$ (325)	$ 4	$ 46